Segment Revenue and Expenses - Summary of Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Operating revenue	$ 16,817	$ 6,962	$ 3,600
Cost of sales	6,540	3,845	2,985
Gross profit/(loss)	10,277	3,117	615
Other income	735	139	(36)
Depreciation of lease assets	(308)	(151)
Impairment losses		10	5,269
Impairment reversals	900	1,058
Profit/(loss) before tax and net finance costs	9,186	3,493	(5,171)
Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Impairment reversals	900	1,058
Land and buildings [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Impairment reversals	87	44
Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	202	184	149
Operating revenue	16,817	6,962	3,600
Insurance	(43)	(31)	(31)
Cost of sales	(6,540)	(3,845)	(2,985)
Gross profit/(loss)	10,277	3,117	615
Other income	735	139	(36)
Exploration and evaluation expenditure	(296)	(54)	(67)
Amortisation of permit acquisition	(10)	(3)	(12)
Write-offs	(164)	(265)	(2)
Exploration and evaluation	(470)	(322)	(81)
General, administrative and other costs	(791)	(158)	(190)
Depreciation of lease assets	(140)	(108)	(94)
Restoration movement	(272)	(68)	(28)
Other	(1,053)	(125)	(59)
Other costs	(2,256)	(489)	(400)
Other expenses	(2,726)	(811)	(481)
Impairment losses		(10)	(5,269)
Impairment reversals	900	1,058
Profit/(loss) before tax and net finance costs	9,186	3,493	(5,171)
Depreciation of other plant and equipment		(30)	(29)
Operating segments [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(2,798)	(1,549)	(1,689)
Operating segments [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(54)	(51)	(55)
Operating segments [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(107)	(79)	(99)
Operating segments [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(2,637)	(1,419)	(1,535)
Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Other revenue	(280)	(89)	99
Operating revenue	12,299	5,240	3,421
Insurance	(35)	(32)	(32)
Cost of sales	(4,181)	(2,488)	(2,475)
Gross profit/(loss)	8,118	2,752	946
Other income	722	97	3
Exploration and evaluation expenditure	(20)	(16)	(26)
Amortisation of permit acquisition	(1)		(6)
Exploration and evaluation	(21)	(16)	(32)
General, administrative and other costs	(13)	(5)	(7)
Depreciation of lease assets	(49)	(28)	(26)
Restoration movement	(234)	(80)	(65)
Other	(8)	(57)	(8)
Other costs	(304)	(170)	(106)
Other expenses	(325)	(186)	(138)
Impairment losses		(10)	(3,971)
Impairment reversals	900	1,058
Profit/(loss) before tax and net finance costs	9,415	3,711	(3,160)
Depreciation of other plant and equipment		0
Operating segments [member] | Australia [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	(455)	(236)	(47)
Operating segments [member] | Australia [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(2,326)	(1,549)	(1,689)
Operating segments [member] | Australia [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(51)	(51)	(55)
Operating segments [member] | Australia [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(107)	(79)	(99)
Operating segments [member] | Australia [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(2,168)	(1,419)	(1,535)
Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Other revenue	(5)
Operating revenue	1,570
Insurance	(7)
Cost of sales	(837)
Gross profit/(loss)	733
Other income	4	(2)	(1)
Exploration and evaluation expenditure	(277)	(27)	(32)
Amortisation of permit acquisition	(9)	(2)	(5)
Write-offs	(164)	(265)	(2)
Exploration and evaluation	(450)	(294)	(39)
General, administrative and other costs	(21)	(1)	(14)
Depreciation of lease assets	(11)
Restoration movement	(46)	12	37
Other	(84)	(32)
Other costs	(162)	(21)	23
Other expenses	(612)	(315)	(16)
Impairment losses			(1,298)
Profit/(loss) before tax and net finance costs	125	(317)	(1,315)
Depreciation of other plant and equipment		0
Operating segments [member] | International [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	(5)
Operating segments [member] | International [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(439)
Operating segments [member] | International [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(3)
Operating segments [member] | International [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	0
Operating segments [member] | International [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(436)
Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Other revenue	487	273	50
Operating revenue	2,948	1,722	179
Cost of sales	(1,620)	(1,397)	(557)
Gross profit/(loss)	1,328	325	(378)
Other income	5	1	1
General, administrative and other costs	(10)
Other	(475)	28
Other costs	(485)	28
Other expenses	(485)	28
Profit/(loss) before tax and net finance costs	848	354	(377)
Depreciation of other plant and equipment		0	0
Operating segments [member] | Marketing [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	460	236	47
Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Insurance	(1)	1	1
Cost of sales	98	40	47
Gross profit/(loss)	98	40	47
Other income	4	43	(39)
Exploration and evaluation expenditure	1	(11)	(9)
Amortisation of permit acquisition		(1)	(1)
Write-offs			0
Exploration and evaluation	1	(12)	(10)
General, administrative and other costs	(747)	(152)	(169)
Depreciation of lease assets	(80)	(80)	(68)
Restoration movement	8
Other	(486)	(64)	(51)
Other costs	(1,305)	(326)	(317)
Other expenses	(1,304)	(338)	(327)
Profit/(loss) before tax and net finance costs	(1,202)	(255)	(319)
Depreciation of other plant and equipment		(30)	(29)
Operating segments [member] | Corporate/Other [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(33)	0
Operating segments [member] | Corporate/Other [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(33)	0
Liquefied natural gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	11,289	5,359	2,519
Liquefied natural gas [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	8,855	3,910	2,390
Liquefied natural gas [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	2,434	1,449	129
Pipeline gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,362	43	73
Pipeline gas [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,086	43	73
Pipeline gas [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	276
Crude oil and condensate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	3,758	1,316	843
Crude oil and condensate [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	2,467	1,316	843
Crude oil and condensate [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,273
Crude oil and condensate [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	18
Natural gas liquids [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	206	60	16
Natural gas liquids [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	171	60	16
Natural gas liquids [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	26
Natural gas liquids [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	9
Revenue from sale of hydrocarbons [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	16,615	6,778	3,451
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	12,579	5,329	3,322
Revenue from sale of hydrocarbons [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,575
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	2,461	1,449	129
Processing and services revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	175	143	142
Processing and services revenue [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Other revenue	175	143	142
Shipping and other revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	27	41	7
Shipping and other revenue [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Other revenue		4	4
Shipping and other revenue [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Other revenue	27	37	3
Production costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,281)	(481)	(478)
Production costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(975)	(489)	(486)
Production costs [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(313)
Production costs [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	7	8	8
Royalties excise and levies [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(596)	(218)	(82)
Royalties excise and levies [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(540)	(218)	(82)
Royalties excise and levies [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(39)
Royalties excise and levies [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	(17)
Inventory movement [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	41	17	(32)
Inventory movement [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	44	17	(32)
Inventory movement [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(3)
Costs of production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,879)	(713)	(623)
Costs of production [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(1,506)	(722)	(632)
Costs of production [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(362)
Costs of production [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	(11)	9	9
Shipping and direct sales costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(279)	(210)	(111)
Shipping and direct sales costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(312)	(197)	(146)
Shipping and direct sales costs [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(36)
Shipping and direct sales costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(73)	(45)	(3)
Shipping and direct sales costs [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	142	32	38
Trading costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,777)	(1,495)	(211)
Trading costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(14)	(3)	(4)
Trading costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(1,763)	(1,492)	(207)
Other hydrocarbon costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(19)	(6)	(4)
Other hydrocarbon costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(19)	(6)	(4)
Other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(4)	(12)
Other cost of sales [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(4)	(11)
Other cost of sales [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales		(1)
Movement in onerous contract provision [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	216	140	(347)
Movement in onerous contract provision [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	216	140	(347)
Total other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,863)	(1,583)	(673)
Total other cost of sales [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(349)	(217)	(154)
Total other cost of sales [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(36)
Total other cost of sales [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(1,620)	(1,397)	(557)
Total other cost of sales [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	$ 142	$ 31	$ 38